As filed with the Securities and Exchange Commission on March 13, 2001.

                                                             File No. 333-52084

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 1
                               ---


                            FRANKLIN TAX-FREE TRUST
                            -----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                 (Registrant's Area Code and Telephone Number)

                           777 MARINERS ISLAND BLVD.
                              SAN MATEO, CA 94404
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                          MURRAY L. SIMPSON, ESQUIRE
                          777 MARINERS ISLAND BLVD.
                              SAN MATEO, CA 94404
                              -------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

Title of the securities being registered: Shares of beneficial interest, with no par value per share, of Franklin Arizona Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                    PART A

Part A of the Franklin Tax-Free Trust N-14 is incorporated by reference to the electronic filing made on January 25, 2001 under File No. 333-52084.

                                    PART B
Part B of the Franklin Tax-Free Trust N-14 is incorporated by reference to the electronic filing made on January 25, 2001 under File No. 333-52084.

                                    PART C

                               OTHER INFORMATION


Item 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Amended and Restated Agreement and Declaration of Trust dated October 26, 1984
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Certificate of Amendment of Agreement and Declaration of Trust dated July 16, 1991
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (c) Certificate of Amendment of Agreement and Declaration of Trust dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (d) Certificate of Amendment of Agreement and Declaration of Trust dated December 14, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (e) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a) By-Laws
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (b) Certificate of Amendment of By-Laws dated December 8, 1987
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (c) Amendment to By-Laws dated April 21, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (d)  Certificate of Amendment of By-Laws dated December 14, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

            (e) Amendment to By-Laws dated January 18, 1994
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a)   Plan of Reorganization dated January 16, 2001

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated December 1, 1986
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Amendment to Management Agreement between Registrant and Franklin Advisers, Inc. dated August 1, 1995
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (c) Management Agreement between Registrant and Franklin Advisers on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1998
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

       (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
               Filing: Post-Effective Amendment No. 22 to
               Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: March 14, 1996

          (b) Form of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
               Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: December 23, 1998

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
               File No.  2-94222
               Filing Date: March 14, 1996

          (b) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: March 14, 1996

          (c) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: April 29, 1998

          (d) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: December 23, 1998

          (e) Foreign Custody Manager Agreement made as of July 30, 1998, effective as of February 27, 1998 on behalf of each Investment Company listed on Schedule 1
               Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
               File No. 2-94222
               Filing Date: December 23, 1998

           (f) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Registration Statement on Form N-14
                File No. 333-52084
                Filing Date: December 18, 2000

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Class A shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:

                Dated July 1, 1993:
                Franklin Arizona Insured Tax-Free Income Fund
                Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Insured Tax-Free Income Fund

                Dated May 1, 1994:
                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Kentucky Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Puerto Rico Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Class C shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Dated March 30, 1995:
                Franklin Alabama Tax-Free Income Fund
                Franklin Arizona Tax-Free Income Fund
                Franklin Colorado Tax-Free Income Fund
                Franklin Connecticut Tax-Free Income Fund
                Franklin Florida Tax-Free Income Fund
                Franklin Georgia Tax-Free Income Fund
                Franklin High Yield Tax-Free Income Fund
                Franklin Insured Tax-Free Income Fund
                Franklin Louisiana Tax-Free Income Fund
                Franklin Maryland Tax-Free Income Fund
                Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                Franklin Missouri Tax-Free Income Fund
                Franklin New Jersey Tax-Free Income Fund
                Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Insured Tax-Free Income Fund
                Franklin Oregon Tax-Free Income Fund
                Franklin Pennsylvania Tax-Free Income Fund
                Franklin Puerto Rico Tax-Free Income Fund
                Franklin Texas Tax-Free Income Fund
                Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (c) Distribution Plan dated October 16, 1998 pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund - Class B and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (d) Class B Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                Franklin Arizona Tax-Free Income Fund - Class B
                Franklin Florida Tax-Free Income Fund - Class B
                Franklin Insured Tax-Free Income Fund - Class B
                Franklin Michigan Insured Tax-Free Income Fund - Class B Franklin New Jersey Tax-Free Income Fund - Class B Franklin Ohio Insured Tax-Free Income Fund - Class B Franklin Pennsylvania Tax-Free Income Fund - Class B
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (e)  Multiple Class Plan dated October 19, 1995
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (f) Multiple Class Plan dated March 19, 1998 on behalf of Franklin High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1999

           (g) Multiple Class Plan on behalf of Franklin Arizona Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (h) Multiple Class Plan on behalf of Franklin Florida Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (i) Multiple Class Plan on behalf of Franklin Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (j) Multiple Class Plan on behalf of Franklin Michigan Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (k) Multiple Class Plan on behalf of Franklin New Jersey Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (l) Multiple Class Plan on behalf of Franklin Ohio Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

           (m) Multiple Class Plan on behalf of Franklin Pennsylvania Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated April 17, 1998
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Agreement between Registrant and Financial Guaranty Insurance Company dated March 8, 1985
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 28, 1995

           (b) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (c) Mutual Fund Agreement between Registrant and Financial Guaranty Insurance Company dated April 30, 1993
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (d) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated March 11, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           Not Applicable.

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated January 20, 2000
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

           (b)  Certificate of Secretary dated January 27, 2000
                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date:  January 28, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 13th day of March, 2001.

                                 FRANKLIN TAX-FREE TRUST
                                 (Registrant)

                                 By: /s/ David P. Goss
                                     David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*            Principal Executive Officer
----------------------             and Trustee
Rupert H. Johnson, Jr.
                                   Dated: March 13, 2001

MARTIN L. FLANAGAN*                Principal Financial Officer
------------------
Martin L. Flanagan                 Dated: March 13, 2001

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
-----------------------
Kimberley H. Monasterio            Dated: March 13, 2001

FRANK H. ABBOTT, III*              Trustee
--------------------
Frank H. Abbott, III               Dated: March 13, 2001

HARRIS J. ASHTON*                  Trustee
----------------
Harris J. Ashton                   Dated: March 13, 2001

S. JOSEPH FORTUNATO*               Trustee
-------------------
S. Joseph Fortunato                Dated: March 13, 2001,

EDITH E. HOLIDAY*                  Trustee
-----------------
Edith E. Holiday                   Dated: March 13, 2001,

CHARLES B. JOHNSON*                Trustee
------------------
Charles B. Johnson                 Dated: March 13, 2001,

RUPERT H. JOHNSON, JR.*            Trustee
---------------------
Rupert H. Johnson, Jr.             Dated: March 13, 2001,

FRANK W.T. LAHAYE*                 Trustee
-----------------
Frank W.T. LaHaye                  Dated: March 13, 2001,

GORDON S. MACKLIN*                 Trustee
------------------
Gordon S. Macklin                  Dated: March 13, 2001,


*By  /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)



                            FRANKLIN TAX-FREE TRUST
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(4)(a)        Plan of Reorganization dated January 16, 2001

EX-99.(12)(a)       Opinion and Consent of Counsel Supporting Tax
                    Matters and Consequences to Shareholders